Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation and amortization expense	$ 10.5	$ 9.0	$ 7.8